Total
Harbor Capital Appreciation Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Capital Appreciation Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[2]	0.04%	0.12%	0.12%	0.24%
Total Annual Fund Operating Expenses		0.64%	0.72%	0.97%	1.09%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.59%	0.67%	0.92%	1.04%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2021. Only the Fund's Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Capital Appreciation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retirement Class	60	200	352	794
Institutional Class	68	225	396	890
Administrative Class	94	304	531	1,185
Investor Class	106	342	596	1,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40%.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

  Superior absolute and relative earnings growth
  Superior sales growth, improving sales momentum and high levels of unit growth
  High or improving profitability
  Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

  Strong market position with a defensible franchise
  Unique marketing competence
  Strong research and development leading to superior new product flow
  Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial characteristics and other attributes.

The stocks of mid and large cap companies in the Fund's portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. Sector allocations are the outcome of the Subadviser's bottom-up investment process and may, from time to time, result in more substantial investments in particular sectors.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Mid Cap Risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared with those of the Fund's benchmark index and other comparative indices, which include securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.08%	Q1 2012
Worst Quarter	-16.40%	Q4 2018

Average Annual Total Returns — As of December 31, 2019
Average Annual Total Returns - Harbor Capital Appreciation Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Retirement Class	[1]	33.39%	14.68%	14.58%	11.96%	Mar. 01, 2016
Institutional Class		33.28%	14.62%	14.55%	11.95%	Dec. 29, 1987
Institutional Class | After Taxes on Distributions		30.65%	12.41%	13.17%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		21.52%	11.32%	11.97%
Administrative Class		32.95%	14.34%	14.26%	10.99%	Nov. 01, 2002
Investor Class		32.80%	14.20%	14.12%	10.83%	Nov. 01, 2002
Russell 1000® Growth (reflects no deduction for fees, expenses or taxes)	[2]	36.39%	14.63%	15.22%	10.77%
S&P 500 (reflects no deduction for fees, expenses or taxes)	[2]	31.49%	11.70%	13.56%	10.78%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.